UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

PHEAA Student Loan Foundation, Inc.

(Exact name of securitizer as specified in its charter.)

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2016 to December 31, 2016.

Date of Report (Date of earliest event reported): December 31, 2016

Commission File Number of Securitizer: 025-00589	Central Index Key Number of Securitizer: 001204350

Andrew D. Mehalko

(717) 720-2018

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable)

Central Index Key Number of underwriter (if applicable)

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.01 Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Name of Issuing Entity	Check if Registered	Name of Originator		Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)		(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)	(#) (m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
Asset Class - Student Loans
Issuing Entity-PHEAA Student Loan Trust 2011-1 CIK# - None		PHEAA	[1]	[2]	[2]	100%	[3]	[3]	0%	[3]	[3]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total 2011-1				[2]	[2]	100%	[3]	[3]	0%	[3]	[3]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Issuing Entity-PHEAA Student Loan Trust 2013-1 CIK# - None		PHEAA	[1]	[4]	[4]	100%	[5]	[5]	0%	[5]	[5]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total 2013-1				[4]	[4]	100%	[5]	[5]	0%	[5]	[5]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Issuing Entity-PHEAA Student Loan Trust 2013-3 CIK# - None		PHEAA	[1]	[6]	[6]	100%	[7]	[7]	0%	[7]	[7]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total 2013-3				[6]	[6]	100%	[7]	[7]	0%	[7]	[7]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Issuing Entity-PHEAA Student Loan Trust 2014-2 CIK# - None		PHEAA	[1]	[8]	[8]	100%	[9]	[9]	0%	[9]	[9]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total 2014-2				[8]	[8]	100%	[9]	[9]	0%	[9]	[9]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%
Total				[10]	[10]	100%	[11]	[11]	0%	[11]	[11]	0%	0	$0	0%	0	$0	0%	0	$0	0%	0	$0	0%

[1]	The loans were originated by the Pennsylvania Higher Education Assistance Agency [or by a person who could not be identified].
[2]	The aggregate number of student loans included in this securitization was 195,324. The aggregate principal balance of the loans included in the securitization was $1,711,955,499.50.
[3]	Two loans with an aggregate principal balance of $18,683.78 were repurchased because the loans were ineligible because of an incurable servicer error which occurred prior to the sale to the trust. The aggregate principal balance of these loans represented 0.001091% of the aggregate principal balance of the loans included in the securitization.
[4]	The aggregate number of student loans included in this securitization was 58,332. The aggregate principal balance of the loans included in the securitization was $584,954,856.00.
[5]	Four loans with an aggregate principal balance of $38,345.91 were repurchased because the loans were ineligible because of an incurable servicer error which occurred prior to the sale to the trust. The aggregate principal balance of these loans represented 0.006555% of the aggregate principal balance of the loans included in the securitization.
[6]	The aggregate number of student loans included in this securitization was 39,115. The aggregate principal balance of the loans included in the securitization was $496,768,376.55.
[7]	Two loans with an aggregate principal balance of $15,101.20 were repurchased because the loans were ineligible because of an incurable servicer error which occurred prior to the sale to the trust. The aggregate principal balance of these loans represented 0.003040% of the aggregate principal balance of the loans included in the securitization.
[8]	The aggregate number of student loans included in this securitization was 60,204. The aggregate principal balance of the loans included in the securitization was $600,591,783.87.
[9]	Four loans with an aggregate principal balance of $94,949.29 were repurchased because the loans were ineligible because of an incurable servicer error which occurred prior to the sale to the trust. The aggregate principal balance of these loans represented 0.015809% of the aggregate principal balance of the loans included in the securitization.
[10]	The aggregate number of student loans included in these securitizations was 352,975. The aggregate principal balance of the loans included in these securitizations was $3,394,270,515.92.
[11]	The aggregate principal balance of the twelve repurchased loans was $167,080.18, which represented .004922% of the aggregate principal balance of the loans included the above securitizations.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PHEAA STUDENT LOAN FOUNDATION, Depositor

Date: February 8, 2017	By:	/s/ Andrew D. Mehalko
Andrew D. Mehalko
Secretary

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